Related Party Balances and Transactions	6 Months Ended	12 Months Ended
	Jan. 31, 2020	Jul. 31, 2019
Related Party Transactions [Abstract]
Related Party Balances and Transactions

8.          Related Party Balances and Transactions

In addition to those disclosed elsewhere in these condensed consolidated interim financial statements, related party transactions paid/accrued for the three and six months ended 31 January 2020 and 2019 are as follows:

	For the three months ended 31 January 2020	For the three months ended 31 January 2019	For the six months ended 31 January 2020	For the six months ended 31 January 2019
A company controlled by the President and Interim Chief Executive Officer Management fees	$ 37,511	$ —	$ 79,378	$ —
A company controlled by the Chief Financial Officer and a director Management fees Accounting fees	25,232 —	— 11,611	47,900 —	— 18,519
A company controlled by a former director and former President of NMG Management fees	8,333	66,992	16,666	100,646
A company controlled by the Corporate Secretary Management fees Consulting fees	25,322 1,552	7,476 —	30,989 3,103	18,990 —
A company controlled by the former Chief Executive Officer and a former director Management fees	—	—	9,401	—
	$ 97,950	$ 86,079	$ 187,437	$ 138,155

        Amounts owing to related parties as at 31 January 2020 and 31 July 2019 are as follows:

a)	As at 31 January 2020, the Company owed $7,680 (31 July 2019 - $7,825) to the Interim Chief Executive Officer of the Company and a company controlled by him.

b)	As at 31 January 2020, the Company owed $Nil(31 July 2019 - $5,127) to the Chief Financial Officer of the Company

        The above amounts owing to related parties are unsecured, non-interest bearing and are due on demand.

8.	Related Party Balances and Transactions
In addition to those disclosed elsewhere in these consolidated financial statements, related party transactions for the years ended 31 July 2019 and 2018 are as follows:

a)	During the year ended 31 July 2019, management fees of $50,072 (2018 - $Nil) were paid/accrued to a company controlled by the Interim Chief Executive Officer of the Company.

b)

During the year ended 31 July 2019, accounting fees of $37,791 (2018 - $29,531) and management fees of $Nil (2018 - $9,425) were paid/accrued to a company controlled by the Chief Financial Officer and a director of the Company.

c)	During the year ended 31 July 2019, management fees of $90,696 (2018 - $66,759) were paid/accrued to companies related to the former Chief Executive Officer and a former director of the Company.

d)	During the year ended 31 July 2019, management fees of $225,992 (2018 - $144,528) were paid/accrued to a company controlled by a director of the Company.

e)	During the year ended 31 July 2019, management fees of $62,353 (2018 - $47,124) were paid/accrued to a company controlled by the former Chief Financial Officer of the Company.

f)	During the year ended 31 July 2019, consulting fees of $90,000 (2018 - $Nil) were paid/accrued to the Chief Operating Officer of the Company.

g)	During the year ended 31 July 2019, management fees of $Nil (2018 - $2,712) were paid/accrued to a former Chief Executive Officer of the Company.

h)	As at 31 July 2019, the Company owed $7,825 (31 July 2018 - $Nil) to the Interim Chief Executive Officer of the Company and a company controlled by him.

i)	As at 31 July 2019, the Company owed $5,127 (31 July 2018 - $1,210) to the Chief Financial Officer and a director of the Company and a company controlled by him.

j)	As at 31 July 2019, the Company owed $Nil (31 July 2018 - $17,028) to a former Chief Executive Officer and a former director of the Company and a company controlled by him.

k)	As at 31 July 2019, the Company owed $Nil (31 July 2018 - $28,810) to a director of the Company and a company controlled by him.

l)	As at 31 July 2019, the Company owed $Nil (31 July 2018 - $4,033) to the former Chief Financial Officer of the Company.

The above amounts owing to related parties are unsecured, non-interest bearing and are due on demand.

Included in stock-based compensation for the year ended 31 July 2019 is $579,904 (2018 - $377,443) related to stock options issued to directors and officers of the Company.

During the year ended 31 July 2019, the Company entered into an agreement to purchase the remaining 70% of NMG Ohio for total cash payments of $1,575,000 and issuance of 3,173,864 common shares of the Company (Note 17), of which cash of $461,251 and 929,488 common shares are payable to directors of the Company.